Intangible Assets - Additional Information (Detail)		12 Months Ended
		Dec. 31, 2019 MXN ($) BasisPoint	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Mar. 28, 2017 MXN ($)
Disclosure of detailed information about intangible assets [line items]
Borrowing costs capitalized		$ 333,000,000
Impairment recognized	[1]	$ 1,018,000,000	$ 432,000,000	$ 2,063,000,000
Risk premium basis points | BasisPoint		100
Total carrying amount of goodwill		$ 0
Impairment charge on goodwill		0
Vonpar [member]
Disclosure of detailed information about intangible assets [line items]
Cash acquired					$ 1,664,000,000
FEMSA Comercio - Health Division [member]
Disclosure of detailed information about intangible assets [line items]
Total carrying amount of goodwill		$ 4,743,000,000
Coca-Cola FEMSA [member]
Disclosure of detailed information about intangible assets [line items]
Risk premium basis points | BasisPoint		100
Venezuela [member]
Disclosure of detailed information about intangible assets [line items]
Impairment recognized		$ 948,000,000	432,000,000	2,053,000,000
Venezuela [member] | Coca-Cola FEMSA [member]
Disclosure of detailed information about intangible assets [line items]
Impairment recognized				745,000,000
Intangible assets and goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Borrowing costs capitalized		$ 0	$ 0	$ 0

[1]	Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 948 and Ps. 432 million in 2019 and 2018, respectively (see Note 10), and impairment loss in Venezuela of Ps. 2,053 in 2017 (see Note 3.3).